RELATED PARTY TRANSACTIONS - Purchases (Details) - Related party	12 Months Ended
Mar. 31, 2023 USD ($)
RELATED PARTY TRANSACTIONS
Purchases	$ 382,098
Chongqing Yinzhi
RELATED PARTY TRANSACTIONS
Purchases	$ 382,098